Cover	Nov. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	000-16106
Entity Registrant Name	CLEARFIELD, INC.
Entity Central Index Key	0000796505
Entity Tax Identification Number	41-1347235
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	7050 Winnetka Avenue North, Suite 100
Entity Address, City or Town	Brooklyn Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55428
City Area Code	763
Local Phone Number	476-6866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CLFD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false